Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Leases [Abstract]
Operating lease cost	$ 868	$ 283	$ 1,515	$ 846
Variable lease cost (not included in the measurement of lease liabilities)	251	278	799	723
Total lease costs	1,119	561	2,314	1,569
Total additions to operating right-of-use assets	$ 801	$ 0	$ 19,920	$ 0